SUBSEQUENT EVENTS (Details) $ / shares in Units, NOK in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 15, 2017 USD ($)	Feb. 28, 2017 USD ($) $ / shares shares	Apr. 30, 2011 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Apr. 28, 2017 USD ($)	Apr. 28, 2017 NOK	Apr. 25, 2017 $ / shares	Apr. 30, 2016 USD ($)	Oct. 31, 2012 NOK
Subsequent events:
Cash distributions paid (in USD per share) | $ / shares					$ 2.31	$ 2.30	$ 2.14
Proceeds from issuance of equity, net of issue costs			$ 310,500,000
Golar GP LLC
Subsequent events:
General Partners ownership interest					2.00%
High-Yield Bonds
Subsequent events:
All-in fixed interest rate					6.485%
High-Yield Bonds | Norway, Krone
Subsequent events:
Face amount of debt instrument | NOK												NOK 1,300
Senior Secured Credit Facility | $800 million facility
Subsequent events:
Face amount of debt instrument											$ 800,000,000.0
Senior Secured Credit Facility | Line of Credit | $800 million facility
Subsequent events:
Face amount of debt instrument					$ 740,667,000.000
Subsequent Event
Subsequent events:
Cash distributions paid (in USD per share) | $ / shares		$ 0.5775
General partner units sold in underwritten public offering (in shares) | shares		94,714
Proceeds from issuance of equity, net of issue costs		$ 119,400,000
Dividends payable (in USD per share) | $ / shares										$ 0.5775
Subsequent Event | Common Stock | Public Stock Offering
Subsequent events:
Common units sold in underwritten public offering (in shares) | shares		5,175,000
Subsequent Event | 2017 Norwegian Bonds
Subsequent events:
Face amount of debt instrument	$ 250,000,000	$ 250,000,000.0
Margin on LIBOR	6.25%
All-in fixed interest rate	8.194%
Subsequent Event | High-Yield Bonds
Subsequent events:
Repurchase amount								$ 118,200,000
Subsequent Event | High-Yield Bonds | Norway, Krone
Subsequent events:
Repurchase amount | NOK									NOK 996
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent events:
Repayment amount				$ 125,000,000